Label	Element	Value
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/ 2026; Exercise Price: 6.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.90%
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/ 2026; Exercise Price: 559.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/ 2026; Exercise Price: 335.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/ 2026; Exercise Price: 637.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/ 2026; Exercise Price: 447.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.20%)
Pacer Swan SOS Flex (April) ETF | Purchased Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.30%
Pacer Swan SOS Flex (April) ETF | Written Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.40%)
Pacer Swan SOS Flex (April) ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%